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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21284

AGIC Convertible & Income Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,	New York 10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2011

Date of reporting period: August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

August 31, 2010

AGIC Convertible & Income Fund
(formerly Nicholas-Applegate Convertible & Income Fund)

AGIC Convertible & Income Fund II
(formerly Nicholas-Applegate Convertible & Income Fund II)

AGIC Convertible & Income Fund
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Dear Shareholder:

The six-month fiscal period ended August 31, 2010 was characterized by renewed turbulence in the financial markets, which retreated on evidence that the U.S. and global economies were slowing down.

The Six Months in Review
For the six-month fiscal period ended August 31, 2010:

•	The AGIC Convertible & Income Fund (formerly Nicholas-Applegate Convertible & Income Fund) returned 4.85% on net asset value (“NAV”) and 4.43% on market price.

•	The AGIC Convertible & Income Fund II (formerly Nicholas-Applegate Convertible & Income Fund II) returned 4.95% on NAV and 4.67% on market price.

In comparison, the Merrill Lynch All Convertibles All Qualities Index, an unmanaged index generally representative of the convertible securities market, advanced 1.92%. The S&P 500 Index, an unmanaged index that is generally representative of the U.S. stock market, fell 4.04%. The Barclays Capital U.S. Treasury Bond Index advanced 6.60%.

As the fiscal reporting period began in March, the U.S. economy, as measured by gross domestic product (“GDP”), was growing at a 2.7% annual rate. But during April and June, GDP grew at a 1.6% annual rate. During the last two months of the reporting period, there were several signs of additional deceleration, including soft consumer spending and plunging sales of new and existing homes. Abroad, worries that certain European governments might default on their debt contributed to investor skittishness. In addition, there were indications that China’s rapidly-expanding economy was slowing.

Many investors reacted to these developments by shifting out of corporate bonds and stocks and into U.S. Treasury bonds, which are perceived as safe havens in times of uncertainty. Demand for Treasuries was so great that the yield on the benchmark 10-year bond, which had reached 4.01% in April, fell to 2.47% by the end of the six-month fiscal period. Corporate bonds generally suffered as a result, with prices dropping and yields (which move in the opposite direction), rising sharply. As for stocks, after peaking in late April prices slid, with major indices erasing their gains for the year.

The slowing U.S. economy was a matter of increasing concern for the Federal Reserve (the “Fed”). The Fed lowered previously robust expectations

AGIC Convertible & Income Fund
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for growth and indicated that it could take until 2016 for economic conditions to get back to what policymakers considered “normal.”

The Fed maintained the Federal Funds Rate – the interest rate banks charge to lend federal funds to other banks, usually on an overnight basis – in the 0.0% to 0.25% range, while the discount rate – the interest rate charged to banks for direct loans – remained at 0.75% during the six-month fiscal period, after being increased from 0.50% in February.

Positioned To Face Today’s Challenges
Six months ago, the possibility of another recession – two consecutive quarters of negative economic growth – seemed remote. But with the U.S. economy weakening, the odds of a “double-dip” recession have increased. Deflation – the falling prices of goods, services and wages – is another concern.

However, another scenario is also possible: the U.S. economy avoids both recession and deflation and muddles along, growing slowly. Regardless of what happens, we believe that with careful research, investment opportunities can be identified.

For specific information on the Funds and their performance, please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Allianz Global Investors Capital LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs. Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

AGIC Convertible & Income Fund
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AGIC Convertible & Income Funds Fund Insights
August 31, 2010 (unaudited)

•

For the six-month fiscal period ended August 31, 2010, AGIC Convertible & Income Fund returned 4.85% on NAV and 4.43% on market price. AGIC Convertible & Income Fund II returned 4.95% on NAV and 4.67% on market price.

•

The convertible market, as measured by the Merrill Lynch All Convertibles All Quality Index, had positive performance during the reporting period, countering the trend of declines experienced by many broad domestic and international equity benchmarks.

•

Both Funds’ performance benefited from security selection decisions among diversified media and technology companies and among airlines. An underweighting in utilities also contributed positively to returns versus the benchmark.

•	Security selection decisions in the energy, homebuilding, restaurant and gaming industries detracted from the Funds’ relative returns during the period.

•

Equity markets experienced multiple directional changes during the reporting period. Improved access to capital and stable-to-improving corporate profits contributed to investor optimism, while lingering concerns about European monetary conditions and the sustainability of the global economic recovery fueled pessimism. In the U.S., economic activity decelerated during the reporting period. Private employers added fewer jobs than anticipated and housing figures disappointed.

•

The high risk-aversion that had severely restricted the availability of credit in recent years was not a significant factor during the reporting period. Companies seeking debt financing experienced a highly accommodative corporate bond market. The easing of the credit crunch coincided with rising bond prices and a tightening of spreads.

•

Within the high yield universe, performance was broadly positive during the reporting period. On average, securities in every industry, except utilities, recorded gains. Top performing industries within the index during the period included insurance, transportation (ex-rail and air), airlines and banking. Returns in the retail food and drug industry and in technology lagged the benchmark average, along with the declining utilities industry.

•

Total-return oriented convertibles outperformed the more bond-like “busted” convertibles during the six-month reporting period. Busted convertibles trade like fixed-income investments because the market price of the common stock they convert to has fallen low enough to render the conversion feature valueless. On a bond-quality basis, speculative grade convertibles outperformed investment-grade securities during the period. On average, convertible securities of mid-cap companies outperformed those of both large-cap and small-cap companies.

AGIC Convertible & Income Fund
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AGIC Convertible & Income Fund	Performance & Statistics
August 31, 2010 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	4.43%	4.85%
1 Year	30.20%	24.59%
5 Year	2.59%	1.97%
Commencement of Operations (3/31/03) to 8/31/10	6.59%	6.35%

Market Price/NAV Performance:
Commencement of Operations (3/31/03) to 8/31/10

Market Price/NAV:
Market Price	$9.25
NAV	$8.68
Premium to NAV	6.57%
Market Price Yield(2)	11.68%

Moody’s Ratings (as a % of total investments)

(1)

Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption of a Fund’s shares. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)

Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at August 31, 2010.

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AGIC Convertible & Income Fund II	Performance & Statistics
August 31, 2010 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	4.67%	4.95%
1 Year	32.59%	25.17%
5 Year	2.18%	0.61%
Commencement of Operations (7/31/03) to 8/31/10	4.91%	4.19%

Market Price/NAV Performance:
Commencement of Operations (7/31/03) to 8/31/10

Market Price/NAV:
Market Price	$8.64
NAV	$7.90
Premium to NAV	9.37%
Market Price Yield(2)	11.81%

Moody’s Ratings (as a % of total investments)

(1)

Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption of a Fund’s shares. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)

Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at August 31, 2010.

AGIC Convertible & Income Fund
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AGIC Convertible & Income Fund	Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES— 48.9%
	Advertising–1.0%
$9,410	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B–	$9,939,313
	Aerospace & Defense–0.2%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	1,855,425
	Airlines–0.7%
6,250	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	Caa1/CCC	6,718,750
	Apparel–0.1%
750	Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC	697,500
	Auto Components–2.2%
9,910	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B–	10,145,362
11,305	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	11,361,525
			21,506,887
	Banks–0.4%
3,611	Ally Financial, Inc., 6.75%, 12/1/14	B3/B	3,620,027
	Commercial Services–1.8%
1,850	Cardtronics, Inc., 8.25%, 9/1/18	B2/BB–	1,900,875
5,705	DynCorp International, Inc., 10.375%, 7/1/17 (a)(b)	B1/B	5,705,000
10,000	National Money Mart Co., 10.375%, 12/15/16	B2/B+	10,550,000
			18,155,875
	Commercial Services & Supplies–1.8%
5,610	Cenveo Corp., 7.875%, 12/1/13	Caa1/B–	5,371,575
11,810	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	12,636,700
			18,008,275
	Construction & Engineering–1.1%
10,835	MasTec, Inc., 7.625%, 2/1/17	B1/B+	10,482,863
	Consumer Finance–0.3%
3,775	American General Finance Corp., 6.90%, 12/15/17	B3/B	2,944,500
	Distribution/Wholesale–0.7%
7,055	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	7,284,287
	Diversified Financial Services–2.0%
9,890	CIT Group Funding Co. of Delaware LLC, 10.25%, 5/1/15	B3/B+	10,248,512
5,280	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	Ba3/B+	5,574,307
3,995	International Lease Finance Corp., 6.375%, 3/25/13	B1/BB+	3,880,144
			19,702,963
	Diversified Telecommunications–0.7%
7,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/B–	6,984,000
	Electric–0.4%
5,565	Edison Mission Energy, 7.00%, 5/15/17	B3/B–	3,825,937
	Electrical Equipment–0.4%
3,430	Baldor Electric Co., 8.625%, 2/15/17	B3/B	3,644,375
	Electronics–0.8%
7,140	Kemet Corp., 10.50%, 5/1/18 (a)(b)	B1/B	7,461,300
	Energy Equipment & Services–0.6%
5,795	Pioneer Drilling Co., 9.875%, 3/15/18 (a)(b)	B3/B	5,823,975

AGIC Convertible & Income Fund
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AGIC Convertible & Income Fund	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Entertainment–1.3%
$11,750	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	$12,484,375
	Food & Staples Retailing–0.8%
9,655	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	7,868,825
	Health Care Providers & Services–2.0%
3,500	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a)(b)	Ba2/BB+	3,801,875
7,515	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/B–	7,928,325
7,715	HCA, Inc., 9.25%, 11/15/16	B2/BB–	8,293,625
			20,023,825
	Healthcare-Services–0.5%
5,280	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	NR/B	4,917,000
	Home Builders–1.7%
	K Hovnanian Enterprises, Inc.
7,360	7.50%, 5/15/16	Caa2/CCC–	4,912,800
11,775	10.625%, 10/15/16	B1/CCC+	11,480,625
			16,393,425
	Hotels, Restaurants & Leisure–1.1%
2,385	Mandalay Resort Group, 1.289%, 3/21/33, FRN (c)(d)	Caa1/CCC+	2,575,929
9,405	MGM Mirage, 11.375%, 3/1/18 (a)(b)	Caa1/CCC+	8,558,550
			11,134,479
	Household Durables–0.4%
3,950	Jarden Corp., 7.50%, 5/1/17	B1/B	4,043,813
	Independent Power Producer–0.3%
4,150	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B–	2,697,500
	Internet–0.8%
7,200	Terremark Worldwide, Inc., 12.00%, 6/15/17	B1/B–	8,172,000
	IT Services–1.3%
3,295	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	3,278,525
	Unisys Corp., (a)(b)
4,704	12.75%, 10/15/14	Ba1/BB	5,503,680
3,349	14.25%, 9/15/15	Ba2/BB	3,935,075
			12,717,280
	Leisure Time–2.1%
10,150	NCL Corp. Ltd., 11.75%, 11/15/16	B3/B+	11,266,500
8,855	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC	9,408,437
			20,674,937
	Lodging–1.1%
12,245	Harrah’s Operating Co., Inc., 12.75%, 4/15/18 (a)(b)	Ca/CCC	11,265,400
	Media–2.2%
9,575	McClatchy Co., 11.50%, 2/15/17 (a)(b)	B1/B–	9,934,062
8,240	Media General, Inc., 11.75%, 2/15/17	B2/B	8,806,500
2,705	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	Caa1/B	2,799,675
			21,540,237

AGIC Convertible & Income Fund
8	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Fund	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Miscellaneous Manufacturing–1.3%
$10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B–	$9,718,625
3,520	Polypore, Inc., 8.75%, 5/15/12	B3/B–	3,537,600
			13,256,225
	Oil & Gas Services–0.1%
500	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B–	505,000
	Oil, Gas & Consumable Fuels–1.7%
10,180	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B–	7,991,300
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B+	8,750,000
			16,741,300
	Paper & Forest Products–1.5%
2,041	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB–	2,224,690
11,705	Neenah Paper, Inc., 7.375%, 11/15/14	B1/BB–	11,763,525
8,530	NewPage Corp., 12.00%, 5/1/13	Caa3/CCC–	1,236,850
			15,225,065
	Real Estate–0.3%
2,250	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba3/B+	2,565,000
	Retail–1.9%
8,405	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa3/CC	6,104,131
6,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa2/CCC+	6,779,175
5,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B	5,575,350
			18,458,656
	Semiconductors & Semiconductor Equipment–1.8%
11,565	Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/BB–	12,287,813
5,695	Freescale Semiconductor, Inc., 10.125%, 3/15/18 (a)(b)	B2/B–	5,894,325
			18,182,138
	Software–0.8%
9,890	First Data Corp., 9.875%, 9/24/15	Caa1/B–	7,565,850
	Telecommunications–5.6%
6,305	DigitalGlobe, Inc., 10.50%, 5/1/14	Ba3/BB	6,919,738
13,540	Hawaiian Telcom Communications, Inc.,
	12.50%, 5/1/15, Ser. B (d)	WR/NR	1,354
8,550	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	8,870,625
6,895	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/B+	7,386,269
5,115	ITC Deltacom, Inc., 10.50%, 4/1/16	B3/B–	5,063,850
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB–	8,178,900
5,090	NII Capital Corp., 8.875%, 12/15/19	B1/BB–	5,522,650
4,930	West Corp., 11.00%, 10/15/16	Caa1/B–	5,201,150
7,965	WireCo WorldGroup, 9.50%, 5/15/17 (a)(b)	B3/B	8,064,563
			55,209,099
	Textiles Apparel & Luxury Goods–0.7%
6,020	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB–	6,742,400
	Trucking & Leasing–0.2%
2,355	Aircastle Ltd., 9.75%, 8/1/18 (a)(b)	Ba3/BB+	2,396,213

AGIC Convertible & Income Fund
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AGIC Convertible & Income Fund	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Wireless Telecommunication Services–2.2%
$6,050	Crown Castle International Corp., 9.00%, 1/15/15	B1/B–	$6,594,500
14,200	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	14,732,500
			21,327,000

	Total Corporate Bonds & Notes (cost–$486,115,210)		480,763,294

Shares (000s)

CONVERTIBLE PREFERRED STOCK—26.9%
	Airlines–0.5%
155	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	5,038,070
	Auto Manufacturers–0.7%
151	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	B3/CCC+	6,995,039
	Banks–0.9%
185	Barclays Bank PLC, 10.00%,
	3/15/11 (Teva Pharmaceuticals Industries Ltd.)(e)	A1/A+	9,389,839
	Capital Markets–0.5%
	Lehman Brothers Holdings, Inc. (c)(d)(e),
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,869,882
139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,889,980
			4,759,862
	Commercial Banks–1.9%
44	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	Ba1/BB	5,494,922
13	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Ba1/A–	12,880,350
			18,375,272
	Commercial Services & Supplies–1.6%
270	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	10,403,278
162	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	5,133,755
			15,537,033
	Consumer Finance–0.9%
15	SLM Corp., 7.25%, 12/15/10	Ba3/BB–	8,461,467
	Diversified Financial Services–8.7%
106	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	4,277,832
	Bank of America Corp.,
12	7.25%, 1/30/13, Ser. L (f)	Ba3/BB	11,324,000
204	10.00%, 2/3/11 (Gilead Sciences Inc.)(e)	A2/A	7,313,473
145	10.00%, 2/24/11 (Schlumberger Ltd.)(e)	A2/A	8,047,949
79	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	9,061,006
	Credit Suisse Securities USA LLC (e),
370	10.00%, 9/1/10 (Bristol-Myers Squibb Co.)	A2/A	8,429,880
272	10.00%, 9/9/10 (Merck & Co., Inc.)	A2/A	8,527,150
857	10.00%, 1/22/11 (Ford Motor Co.)	A2/A	8,956,222
	JP Morgan Chase & Co. (e),
566	10.00%, 1/14/11 (EMC Corp.)	Aa3/A+	9,509,917
668	10.00%, 1/20/11 (Symantec Corp.)	Aa3/A+	9,752,466
			85,199,895

AGIC Convertible & Income Fund
10	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Fund	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value
	Electric–1.0%
179	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	$9,482,021
	Electric Utilities–0.9%
165	PPL Corp., 9.50%, 7/1/13	NR/NR	9,371,665
	Food Products–2.0%
243	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	9,948,580
	Bunge Ltd.
99	4.875%, 12/1/11 (f)	Ba1/BB	8,301,570
2	5.125%, 12/1/10	NR/BB	1,175,300
			19,425,450
	Household Durables–1.0%
259	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	9,765,657
	Insurance–2.0%
1,068	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	7,881,840
35	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	2,317,344
339	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB–	9,163,195
			19,362,379
	Multi-Utilities–1.1%
240	AES Trust III, 6.75%, 10/15/29	B3/B	11,263,315
	Oil, Gas & Consumable Fuels–0.9%
119	Chesapeake Energy Corp., 5.00%, 11/15/10 (f)	NR/B	9,405,844
	Pharmaceuticals–0.3%
3	Mylan, Inc., 6.50%, 11/15/10	NR/B	3,246,878
	Real Estate Investment Trust–2.0%
511	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	11,848,240
377	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (g)	Caa3/C	7,456,071
			19,304,311

	Total Convertible Preferred Stock (cost–$304,336,107)		264,383,997

Principal Amount (000s)

CONVERTIBLE BONDS & NOTES — 23.7%
	Banks–0.5%
$4,970	National City Corp., 4.00%, 2/1/11	A3/A	5,050,762
	Commercial Services & Supplies–0.8%
8,630	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	8,209,288
	Diversified Telecommunication Services–0.7%
5,640	tw telecom, Inc., 2.375%, 4/1/26	B3/B–	6,387,300
	Electrical Equipment–2.6%
9,690	EnerSys, 3.375%, 6/1/38 (h)	B2/BB	9,266,062
11,380	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	10,341,575
7,645	SunPower Corp., 4.75%, 4/15/14	NR/NR	6,259,344
			25,866,981

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	11

AGIC Convertible & Income Fund	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Electronic Equipment, Instruments & Components–0.7%
$7,055	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	$6,772,800
	Energy Equipment & Services–1.5%
7,315	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	7,269,281
7,690	Transocean, Inc., 1.625%, 12/15/37	Baa3/BBB+	7,603,487
			14,872,768
	Hotels, Restaurants & Leisure–1.0%
11,870	MGM Mirage, 4.25%, 4/15/15 (a)(b)	Caa1/CCC+	9,822,425
	Household Durables–0.1%
1,000	Lennar Corp., 2.00%, 12/1/20 (a)(b)	B3/BB–	900,000
	Internet Software & Services–0.8%
7,670	Equinix, Inc., 2.50%, 4/15/12	NR/B–	7,909,688
	IT Services–0.9%
8,745	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	8,417,062
	Machinery–1.0%
8,565	AGCO Corp., 1.25%, 12/15/36	NR/BB+	9,196,669
200	Titan International, Inc., 5.625%, 1/15/17 (a)(b)	NR/NR	239,000
			9,435,669
	Media–3.1%
7,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB	7,910,100
	Liberty Media LLC,
8,080	3.125%, 3/30/23	B1/BB–	8,827,400
8,520	3.50%, 1/15/31	B1/BB–	4,483,650
9,220	Regal Entertainment Group, 6.25%, 3/15/11 (a)(b)	NR/NR	9,346,775
			30,567,925
	Oil, Gas & Consumable Fuels–0.8%
7,600	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	7,866,000
	Pharmaceuticals–0.7%
6,920	Mylan, Inc., 1.25%, 3/15/12	NR/BB–	7,041,100
	Real Estate Investment Trust–3.9%
8,150	Boston Properties LP, 3.75%, 5/15/36	NR/A–	8,893,687
8,090	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	7,887,750
4,800	Digital Realty Trust LP, 5.50%, 4/15/29 (a)(b)	NR/NR	7,104,000
6,900	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB–	7,555,500
7,685	ProLogis, 2.25%, 4/1/37	NR/BBB–	7,358,388
			38,799,325
	Retail–0.1%
1,490	Saks, Inc., 2.00%, 3/15/24	B3/B+	1,363,350
	Semiconductors & Semiconductor Equipment–2.3%
16,715	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B+	16,861,256
6,010	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	5,754,575
			22,615,831
	Software–1.8%
6,450	Macrovision Corp., 2.625%, 8/15/11	NR/BB–	10,166,813
6,715	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B–	7,050,750
			17,217,563

AGIC Convertible & Income Fund
12	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Fund	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Thrifts & Mortgage Finance–0.4%
$4,530	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	$ 4,411,087

	Total Convertible Bonds & Notes (cost–$198,991,853)		233,526,924

SHORT-TERM INVESTMENT—0.5%
	Time Deposit–0.5%
4,816	Citibank–London, 0.03%, 09/1/10 (cost–$4,816,131)		4,816,131

	Total Investments (cost–$994,259,301)–100.0%		$983,490,346

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	13

AGIC Convertible & Income Fund II	Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES—48.6%
	Advertising–1.0%
$6,940	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$7,330,375
	Aerospace & Defense–0.1%
620	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	664,950
	Airlines–0.7%
4,750	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	Caa1/CCC	5,106,250
	Apparel–0.1%
750	Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC	697,500
	Auto Components–2.3%
7,405	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B–	7,580,869
9,700	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	9,748,500
			17,329,369
	Banks–0.4%
2,889	Ally Financial, Inc., 6.75%, 12/1/14	B3/B	2,896,222
	Commercial Services–1.9%
1,485	Cardtronics, Inc., 8.25%, 9/1/18	B2/BB–	1,525,838
4,295	DynCorp International, Inc., 10.375%, 7/1/17 (a)(b)	B1/B	4,295,000
7,625	National Money Mart Co., 10.375%, 12/15/16	B2/B+	8,044,375
			13,865,213
	Commercial Services & Supplies–2.0%
4,360	Cenveo Corp., 7.875%, 12/1/13	Caa1/B–	4,174,700
10,040	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	10,742,800
			14,917,500
	Construction & Engineering–1.2%
9,240	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,939,700
	Consumer Finance–0.3%
2,825	American General Finance Corp., 6.90%, 12/15/17	B3/B	2,203,500
	Distribution/Wholesale–0.8%
5,580	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	5,761,350
	Diversified Financial Services–1.9%
7,610	CIT Group Funding Co. of Delaware LLC, 10.25%, 5/1/15	B3/B+	7,885,863
2,720	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	Ba3/B+	2,871,613
3,005	International Lease Finance Corp., 6.375%, 3/25/13	B1/BB+	2,918,606
			13,676,082
	Diversified Telecommunications–0.7%
5,505	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/B–	5,284,800
	Electric–0.4%
4,170	Edison Mission Energy, 7.00%, 5/15/17	B3/B–	2,866,875
	Electrical Equipment–0.4%
2,570	Baldor Electric Co., 8.625%, 2/15/17	B3/B	2,730,625
	Electronics–0.8%
5,815	Kemet Corp., 10.50%, 5/1/18 (a)(b)	B1/B	6,076,675
	Energy Equipment & Services–0.6%
4,505	Pioneer Drilling Co., 9.875%, 3/15/18 (a)(b)	B3/B	4,527,525

AGIC Convertible & Income Fund
14	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Fund II	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Entertainment–1.3%
$9,065	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	$9,631,562
	Food & Staples Retailing–0.8%
7,090	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	5,778,350
	Health Care Providers & Services–1.9%
2,200	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a)(b)	Ba2/BB+	2,389,750
5,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/B–	6,314,175
5,685	HCA, Inc., 9.25%, 11/15/16	B2/BB–	6,111,375
			14,815,300
	Healthcare-Services–0.6%
4,435	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	NR/B	4,130,094
	Home Builders–1.7%
	K Hovnanian Enterprises, Inc.
5,575	7.50%, 5/15/16	Caa2/CCC–	3,721,312
9,140	10.625%, 10/15/16	B1/CCC+	8,911,500
			12,632,812
	Hotels, Restaurants & Leisure–1.2%
2,143	Mandalay Resort Group, 1.289%, 3/21/33, FRN (c)(d)	Caa1/CCC+	2,314,523
7,195	MGM Mirage, 11.375%, 3/1/18 (a)(b)	Caa1/CCC+	6,547,450
			8,861,973
	Household Durables–0.2%
1,390	Jarden Corp., 7.50%, 5/1/17	B1/B	1,423,012
	Independent Power Producer–0.4%
4,945	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B–	3,214,250
	Internet–0.8%
5,500	Terremark Worldwide, Inc., 12.00%, 6/15/17	B1/B–	6,242,500
	IT Services–1.4%
2,505	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	2,492,475
	Unisys Corp., (a)(b)
4,057	12.75%, 10/15/14	Ba1/BB	4,746,690
2,975	14.25%, 9/15/15	Ba2/BB	3,495,625
			10,734,790
	Leisure Time–2.3%
7,570	NCL Corp. Ltd., 11.75%, 11/15/16	B3/B+	8,402,700
8,145	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC	8,654,062
			17,056,762
	Lodging–1.1%
9,255	Harrah’s Operating Co., Inc., 12.75%, 4/15/18 (a)(b)	Ca/CCC	8,514,600
	Media–2.3%
7,905	McClatchy Co., 11.50%, 2/15/17 (a)(b)	B1/B–	8,201,438
6,200	Media General, Inc., 11.75%, 2/15/17	B2/B	6,626,250
2,045	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	Caa1/B	2,116,575
			16,944,263
	Miscellaneous Manufacturing–1.4%
7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B–	7,387,113
3,180	Polypore, Inc., 8.75%, 5/15/12	B3/B–	3,195,900
			10,583,013

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	15

AGIC Convertible & Income Fund II	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Oil & Gas Services–0.1%
$500	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B–	$505,000
	Oil, Gas & Consumable Fuels–1.6%
7,470	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B–	5,863,950
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B+	6,250,000
			12,113,950
	Paper & Forest Products–1.6%
1,509	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB–	1,644,810
9,580	Neenah Paper, Inc., 7.375%, 11/15/14	B1/BB–	9,627,900
6,470	NewPage Corp., 12.00%, 5/1/13	Caa3/CCC–	938,150
			12,210,860
	Real Estate–0.3%
1,750	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba3/B+	1,995,000
	Retail–1.2%
2,125	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa3/CC	1,543,281
6,665	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa2/CCC+	6,814,963
885	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B	964,650
			9,322,894
	Semiconductors & Semiconductor Equipment–1.5%
6,570	Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/BB–	6,980,625
4,305	Freescale Semiconductor, Inc., 10.125%, 3/15/18 (a)(b)	B2/B–	4,455,675
			11,436,300
	Software–0.8%
8,105	First Data Corp., 9.875%, 9/24/15	Caa1/B–	6,200,325
	Telecommunications–5.4%
4,060	DigitalGlobe, Inc., 10.50%, 5/1/14	Ba3/BB	4,455,850
11,640	Hawaiian Telcom Communications, Inc.,
	12.50%, 5/1/15, Ser. B (d)	WR/NR	1,164
6,500	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	6,743,750
5,255	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/B+	5,629,419
3,835	ITC Deltacom, Inc., 10.50%, 4/1/16	B3/B–	3,796,650
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB–	6,099,350
3,860	NII Capital Corp., 8.875%, 12/15/19	B1/BB–	4,188,100
3,620	West Corp., 11.00%, 10/15/16	Caa1/B–	3,819,100
6,035	WireCo WorldGroup, 9.50%, 5/15/17 (a)(b)	B3/B	6,110,438
			40,843,821
	Textiles Apparel & Luxury Goods–0.7%
4,535	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB–	5,079,200
	Trucking & Leasing–0.3%
2,145	Aircastle Ltd., 9.75%, 8/1/18 (a)(b)	Ba3/BB+	2,182,537
	Wireless Telecommunication Services–2.1%
4,820	Crown Castle International Corp., 9.00%, 1/15/15	B1/B–	5,253,800
10,160	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	10,541,000
			15,794,800

	Total Corporate Bonds & Notes (cost–$368,311,617)		363,122,479

AGIC Convertible & Income Fund
16	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Fund II	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value
CONVERTIBLE PREFERRED STOCK—27.0%
	Airlines–0.5%
119	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	$3,866,146
	Auto Manufacturers–0.7%
109	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	B3/CCC+	5,019,561
	Banks–0.9%
141	Barclays Bank PLC, 10.00%, 3/15/11
	(Teva Pharmaceuticals Industries Ltd.)(e)	A1/A+	7,197,342
	Capital Markets–0.6%
	Lehman Brothers Holdings, Inc. (c)(d)(e),
802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,580,029
123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,672,561
			4,252,590

	Commercial Banks–1.9%
33	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	Ba1/BB	4,097,445
10	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Ba1/A–	10,215,450
			14,312,895
	Commercial Services & Supplies–1.4%
204	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	7,864,780
79	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	2,516,716
			10,381,496
	Consumer Finance–0.9%
11	SLM Corp., 7.25%, 12/15/10	Ba3/BB–	6,533,173
	Diversified Financial Services–8.8%
81	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	3,263,711
	Bank of America Corp.,
9	7.25%, 1/30/13, Ser. L (f)	Ba3/BB	8,673,500
157	10.00%, 2/3/11 (Gilead Sciences Inc.) (e)	A2/A	5,616,833
111	10.00%, 2/24/11 (Schlumberger Ltd.) (e)	A2/A	6,146,211
60	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	6,914,497
	Credit Suisse Securities USA LLC (e),
287	10.00%, 9/1/10 (Bristol-Myers Squibb Co.)	A2/A	6,526,725
210	10.00%, 9/9/10 (Merck & Co., Inc.)	A2/A	6,600,562
664	10.00%, 1/22/11 (Ford Motor Co.)	A2/A	6,930,623
	JP Morgan Chase & Co. (e),
438	10.00%, 1/14/11 (EMC Corp.)	Aa3/A+	7,358,645
519	10.00%, 1/20/11 (Symantec Corp.)	Aa3/A+	7,574,472
			65,605,779
	Electric–1.0%
137	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	7,250,179
	Electric Utilities–0.9%
126	PPL Corp., 9.50%, 7/1/13	NR/NR	7,185,967
	Food Products–2.0%
188	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	7,724,066
	Bunge Ltd.
78	4.875%, 12/1/11 (f)	Ba1/BB	6,544,730
2	5.125%, 12/1/10	NR/BB	868,700
			15,137,496

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	17

AGIC Convertible & Income Fund II	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value
	Household Durables–1.0%
201	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	$7,562,003
	Insurance–2.0%
781	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	5,760,459
28	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	1,872,894
261	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB–	7,057,149
			14,690,502
	Multi-Utilities–1.2%
187	AES Trust III, 6.75%, 10/15/29	B3/B	8,768,320
	Oil, Gas & Consumable Fuels–1.0%
93	Chesapeake Energy Corp., 5.00%, 11/15/10 (f)	NR/B	7,362,981
	Pharmaceuticals–0.3%
2	Mylan, Inc., 6.50%, 11/15/10	NR/B	2,513,712
	Real Estate Investment Trust–1.9%
395	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	9,168,640
246	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (g)	Caa3/C	4,862,913
			14,031,553

	Total Convertible Preferred Stock (cost–$234,231,056)		201,671,695

Principal Amount (000s)

CONVERTIBLE BONDS & NOTES—23.8%
	Banks–0.5%
$4,030	National City Corp., 4.00%, 2/1/11	A3/A	4,095,488
	Commercial Services & Supplies–0.9%
6,855	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	6,520,819
	Diversified Telecommunication Services–0.5%
3,305	tw telecom, Inc., 2.375%, 4/1/26	B3/B–	3,742,912
	Electrical Equipment–2.5%
7,555	EnerSys, 3.375%, 6/1/38 (h)	B2/BB	7,224,469
7,055	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	6,411,231
5,825	SunPower Corp., 4.75%, 4/15/14	NR/NR	4,769,219
			18,404,919
	Electronic Equipment, Instruments & Components–0.7%
5,620	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	5,395,200
	Energy Equipment & Services–1.4%
4,740	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	4,710,375
6,070	Transocean, Inc., 1.625%, 12/15/37	Baa3/BBB+	6,001,713
			10,712,088
	Hotels, Restaurants & Leisure–1.0%
9,130	MGM Mirage, 4.25%, 4/15/15 (a)(b)	Caa1/CCC+	7,555,075
	Household Durables–0.1%
1,000	Lennar Corp., 2.00%, 12/1/20 (a)(b)	B3/BB–	900,000
	Internet Software & Services–0.9%
6,130	Equinix, Inc., 2.50%, 4/15/12	NR/B–	6,321,562

AGIC Convertible & Income Fund
18	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Fund II	Schedule of Investments
August 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	IT Services–0.9%
$6,780	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	$6,525,750
	Machinery–1.0%
6,830	AGCO Corp., 1.25%, 12/15/36	NR/BB+	7,333,712
155	Titan International, Inc., 5.625%, 1/15/17 (a)(b)	NR/NR	185,225
			7,518,937
	Media–3.2%
5,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB	6,260,400
	Liberty Media LLC,
6,420	3.125%, 3/30/23	B1/BB–	7,013,850
6,480	3.50%, 1/15/31	B1/BB–	3,410,100
6,920	Regal Entertainment Group, 6.25%, 3/15/11 (a)(b)	NR/NR	7,015,150
			23,699,500
	Oil, Gas & Consumable Fuels–0.9%
6,325	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	6,546,375
	Pharmaceuticals–0.8%
5,595	Mylan, Inc., 1.25%, 3/15/12	NR/BB–	5,692,912
	Real Estate Investment Trust–3.8%
4,550	Boston Properties LP, 3.75%, 5/15/36	NR/A–	4,965,187
6,275	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	6,118,125
3,700	Digital Realty Trust LP, 5.50%, 4/15/29 (a)(b)	NR/NR	5,476,000
5,480	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB–	6,000,600
6,065	ProLogis, 2.25%, 4/1/37	NR/BBB–	5,807,238
			28,367,150
	Retail–0.1%
1,135	Saks, Inc., 2.00%, 3/15/24	B3/B+	1,038,525
	Semiconductors & Semiconductor Equipment–2.3%
12,500	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B+	12,609,375
4,790	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	4,586,425
			17,195,800
	Software–1.8%
5,175	Macrovision Corp., 2.625%, 8/15/11	NR/BB–	8,157,094
5,285	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B–	5,549,250
			13,706,344
	Thrifts & Mortgage Finance–0.5%
3,450	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	3,359,438

	Total Convertible Bonds & Notes (cost–$150,833,913)		177,298,794

SHORT-TERM INVESTMENT–0.6%
	Time Deposit–0.6%
4,716	Citibank–London, 0.03%, 09/1/10 (cost–$4,716,382)		4,716,382

	Total Investments (cost–$758,092,968)–100.0%		$746,809,350

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	19

AGIC Convertible & Income Funds	Schedules of Investments
August 31, 2010 (unaudited)

Notes to Schedules of Investments:
(a)

Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $124,024,643 and $96,147,678, representing 12.6% and 12.9% of total investments in Convertible & Income and Convertible & Income II, respectively.

(b)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

Fair-Valued–Securities with an aggregate value of $7,335,791 and $6,567,113, representing 0.7% and 0.9% of total investments in Convertible & Income and Convertible & Income II, respectively. See Note 1 (a) and Note 1 (b) in the Notes to Financial Statements.

(d)	In default.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(f)	Perpetual maturity. Maturity date shown is the first call date.
(g)	Non-income producing.
(h)	Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

FRN–Floating Rate Notes. The interest rate disclosed reflects the rate in effect on August 31, 2010.
NR–Not Rated
REIT–Real Estate Investment Trust
WR–Withdrawn Rating

AGIC Convertible & Income Fund
20	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 | See accompanying Notes to Financial Statements

AGIC Convertible & Income Funds	Statements of Assets and Liabilities
August 31, 2010 (unaudited)

	Convertible & Income	Convertible & Income II
Assets:
Investments, at value (cost – $994,259,301 and $758,092,968, respectively)	$983,490,346	$746,809,350
Interest and dividends receivable	17,245,253	13,056,234
Receivable for investments sold	10,138,441	7,947,907
Prepaid expenses	80,260	40,397
Total Assets	1,010,954,300	767,853,888

Liabilities:
Dividends payable to common and preferred shareholders	6,651,332	5,208,798
Payable for investments purchased	6,384,448	4,864,581
Investment management fees payable	597,932	454,051
Accrued expenses	217,530	187,955
Total Liabilities	13,851,242	10,715,385

Preferred Shares ($0.00001 par value; $25,000 liquidation preference per share applicable to an aggregate of 14,280 and 10,960 shares issued and outstanding, respectively)	357,000,000	274,000,000

Net Assets Applicable to Common Shareholders	$640,103,058	$483,138,503

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$738	$612
Paid-in-capital in excess of par	1,041,790,114	858,023,966
Undistributed net investment income	4,840,138	2,491,639
Accumulated net realized loss	(395,758,977)	(366,094,096)
Net unrealized depreciation of investments	(10,768,955)	(11,283,618)

Net Assets Applicable to Common Shareholders	$640,103,058	$483,138,503

Common Shares Issued and Outstanding	73,776,158	61,184,143

Net Asset Value Per Common Share	$8.68	$7.90

AGIC Convertible & Income Fund
22	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 | See accompanying Notes to Financial Statements

AGIC Convertible & Income Funds	Statements of Operations
Six Months ended August 31, 2010 (unaudited)

	Convertible & Income	Convertible & Income II
Investment Income:
Interest	$34,133,118	$25,791,932
Dividends	14,095,196	10,622,676
Other income	270,035	193,240
Total Investment Income	48,498,349	36,607,848

Expenses:
Investment management fees	3,559,482	2,703,728
Auction agent fees and commissions	282,588	212,011
Custodian and accounting agent fees	73,300	63,174
Shareholder communications	71,670	55,398
Trustees’ fees and expenses	42,376	34,040
Audit and tax services	39,192	42,138
New York Stock Exchange listing fees	36,673	30,410
Transfer agent fees	18,008	17,648
Legal fees	17,498	18,402
Insurance expense	13,337	10,271
Miscellaneous	8,142	17,484
Total Expenses	4,162,266	3,204,704

Net Investment Income	44,336,083	33,403,144

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	12,704,186	9,690,115
Net change in unrealized appreciation/depreciation of investments	(25,907,977)	(19,499,424)
Net realized and change in unrealized loss on investments	(13,203,791)	(9,809,309)
Net Increase in Net Assets Resulting from Investment Operations	31,132,292	23,593,835

Dividends on Preferred Shares from Net Investment Income	(504,461)	(387,176)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$30,627,831	$23,206,659

AGIC Convertible & Income Fund
See accompanying Notes to Financial Statements | 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	23

AGIC Convertible & Income Funds	Statements of Changes in Net Assets
Applicable to Common Shareholders

Convertible & Income:	Six Months
	ended
	August 31, 2010	Year ended
	(unaudited)	February 28, 2010
Investments Operations:
Net investment income	$44,336,083	$77,895,527
Net realized gain (loss) on investments	12,704,186	(111,955,883)
Net change in unrealized appreciation/depreciation of investments	(25,907,977)	403,757,997
Net increase in net assets resulting from investment operations	31,132,292	369,697,641

Dividends on Preferred Shares from Net Investment Income	(504,461)	(842,503)
Net increase in net assets applicable to common shareholders resulting from investment operations	30,627,831	368,855,138

Dividends to Common Shareholders from Net Investment Income	(39,721,790)	(78,664,973)

Common Share Transactions:
Reinvestment of dividends	4,789,228	5,674,109
Total increase (decrease) in net assets applicable to common shareholders	(4,304,731)	295,864,274

Net Assets Applicable to Common Shareholders:
Beginning of period	644,407,789	348,543,515
End of period (including undistributed net investment income of $4,840,138 and $730,306, respectively)	$640,103,058	$644,407,789
Common Shares Issued in Reinvestment of Dividends	519,090	697,071

Convertible & Income II:	Six Months
	ended
	August 31, 2010	Year ended
	(unaudited)	February 28, 2010
Investments Operations:
Net investment income	$33,403,144	$59,296,824
Net realized gain (loss) on investments	9,690,115	(94,702,164)
Net change in unrealized appreciation/depreciation of investments	(19,499,424)	322,931,570
Net increase in net assets resulting from investment operations	23,593,835	287,526,230

Dividends on Preferred Shares from Net Investment Income	(387,176)	(646,896)
Net increase in net assets applicable to common shareholders resulting from investment operations	23,206,659	286,879,334

Dividends to Common Shareholders from Net Investment Income	(31,107,059)	(68,553,462)

Common Share Transactions:
Reinvestment of dividends	3,909,214	5,584,255
Total increase (decrease) in net assets applicable to common shareholders	(3,991,186)	223,910,127

Net Assets Applicable to Common Shareholders:
Beginning of period	487,129,689	263,219,562
End of period (including undistributed net investment income of $2,491,639 and $582,730, respectively)	$483,138,503	$487,129,689
Common Shares Issued in Reinvestment of Dividends	457,306	732,745

AGIC Convertible & Income Fund
24	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 | See accompanying Notes to Financial Statements

AGIC Convertible & Income Funds	Notes to Financial Statements
August 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies
AGIC Convertible & Income Fund (“Convertible & Income”) and AGIC Convertible & Income Fund II (“Convertible & Income II”), formerly known as Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II, respectively, each a “Fund” and collectively referred to as the “Funds”, were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. In December 2005, Convertible & Income II changed its fiscal year end from June 30 to February 28. Prior to commencing operations on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common shares authorized.

Each Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities. There can be no assurance that the Funds will achieve their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to each Fund’s financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	25

AGIC Convertible & Income Funds	Notes to Financial Statements
August 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

• Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds — Corporate bonds are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

AGIC Convertible & Income Fund
26	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Funds	Notes to Financial Statements
August 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at August 31, 2010 in valuing Convertible & Income’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/10

Investments in Securities – Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	—	$8,558,550	$2,575,929	$11,134,479
All Other	—	469,628,815	—	469,628,815
Convertible Preferred Stock:
Banks	—	9,389,839	—	9,389,839
Capital Markets	—	—	4,759,862	4,759,862
Diversified Financial Services	$24,662,838	60,537,057	—	85,199,895
All Other	165,034,401	—	—	165,034,401
Convertible Bonds & Notes	—	233,526,924	—	233,526,924
Short-Term Investments	—	4,816,131	—	4,816,131

Total Investments in
Securities – Assets	$189,697,239	$786,457,316	$7,335,791	$983,490,346

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Convertible & Income for the six months ended August 31, 2010, was as follows:

	Beginning Balance 2/28/10	Net Purchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 8/31/10

Investments in Securities – Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	$2,575,929	—	—	—	—	$2,575,929
Convertible Preferred Stock:
Capital Markets	4,759,862	—	—	—	—	4,759,862

Total Investments	$7,335,791	—	—	—	—	$7,335,791

There was no change in unrealized appreciation/depreciation of Level 3 investments which the Convertible & Income held at August 31, 2010.

* There were no transfers into or out of Level 3 during the six months ended August 31, 2010.

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	27

AGIC Convertible & Income Funds	Notes to Financial Statements
August 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at August 31, 2010 in valuing Convertible & Income II’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/10

Investments in Securities – Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	—	$6,547,450	$2,314,523	$8,861,973
All Other	—	354,260,506	—	354,260,506
Convertible Preferred Stock:
Banks	—	7,197,342	—	7,197,342
Capital Markets	—	—	4,252,590	4,252,590
Diversified Financial Services	$18,851,708	46,754,071	—	65,605,779
All Others	124,615,984	—	—	124,615,984
Convertible Bonds & Notes	—	177,298,794	—	177,298,794
Short-Term Investments	—	4,716,382	—	4,716,382

Total Investments in
Securities – Assets	$143,467,692	$596,774,545	$6,567,113	$746,809,350

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Convertible & Income II for the six months ended August 31, 2010, was as follows:

	Beginning Balance 2/28/10	Net Purchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 8/31/10

Investments in Securities – Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	$2,314,523	—	—	—	—	$2,314,523
Convertible Preferred Stock:
Capital Markets	4,252,590	—	—	—	—	4,252,590

Total Investments	$6,567,113	—	—	—	—	$6,567,113

There was no change in unrealized appreciation/depreciation of Level 3 investments which the Convertible & Income II held at August 31, 2010.

* There were no transfers into or out of Level 3 during the six months ended August 31, 2010.

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income adjusted for the accretion of discount and amortization premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities. Conversion premium is not amortized. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividend income.

AGIC Convertible & Income Fund
28	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Funds	Notes to Financial Statements
August 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at August 31, 2010. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions – Common Shares
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Convertible Securities
It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

2. Principal Risks
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds also are exposed to various risks such as, but not limited to, interest rate and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds are exposed to credit risk which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ sub-adviser, Allianz Global Investors Capital LLC (“AGIC” or the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	29

AGIC Convertible & Income Funds	Notes to Financial Statements
August 31, 2010 (unaudited)

2. Principal Risks (continued)

counterparty risks by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on the purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The market values of equity securities, such as common stock and preferred stock and securities convertible into equity securities, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater market price volatility than fixed income securities.

During the six months ended August 31, 2010, the Funds held synthetic convertible securities with Lehman Brothers, Inc. as the counterparty. On September 15, 2008 Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The value of the relevant securities have been written down to their estimated recoverable values.

3. Investment Manager/Sub-Adviser
Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.70% of each Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

Effective August 25, 2010, the Sub-Advisory Agreements between the Investment Manager and Nicholas-Applegate Capital Management LLC (“NACM”) were novated from NACM to AGIC, the indirect parent of NACM.

The novation coincided with a larger corporate reorganization transferring the advisory businesses of NACM and Oppenheimer Capital LLC (“OCC”) to AGIC. Since 2009, AGIC has assumed a number of non-advisory functions from both NACM and OCC, and the transaction in August 2010 marked the last step in the full integration of these businesses under a single name and corporate entity.

4. Investments in Securities
Purchases and sales of investments, other than short-term securities for the six months ended August 31, 2010 were:

	Purchases	Sales

Convertible & Income	$212,688,932	$202,638,477
Convertible & Income II	172,701,436	167,437,050

5. Income Tax Information
The cost basis of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2010 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Convertible & Income	$999,539,261	$80,920,124	$(96,969,039)	$(16,048,915)
Convertible & Income II	762,464,068	63,000,601	(78,655,319)	(15,654,718)

The difference between book and tax cost is attributable to the differing treatment of market premium amortization on corporate bonds.

AGIC Convertible & Income Fund
30	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Funds	Notes to Financial Statements
August 31, 2010 (unaudited)

6. Auction-Rate Preferred Shares
Convertible & Income has 2,856 shares of Preferred Shares Series A, 2,856 shares of Preferred Shares Series B, 2,856 shares of Preferred Shares Series C, 2,856 shares of Preferred Shares Series D, and 2,856 shares of Preferred Shares Series E outstanding, each with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

Convertible & Income II has 2,192 shares of Preferred Shares Series A, 2,192 shares of Preferred Shares Series B, 2,192 shares of Preferred Shares Series C, 2,192 shares of Preferred Shares Series D, and 2,192 shares of Preferred Shares Series E outstanding, each with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended August 31, 2010, the annualized dividend rates for the Funds ranged from:

	High	Low	At August 31, 2010

Series A	0.542%	0.150%	0.195%
Series B	0.422%	0.105%	0.270%
Series C	0.452%	0.120%	0.270%
Series D	0.527%	0.135%	0.270%
Series E	0.452%	0.135%	0.225%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate” the 7-day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

7. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multidistrict litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

AGIC Convertible & Income Fund
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AGIC Convertible & Income Funds	Notes to Financial Statements
August 31, 2010 (unaudited)

7. Legal Proceedings (continued)

Beginning in May 2010, several closed-end funds managed by the Investment Manager, including the Funds, each received a demand letter from a law firm on behalf of certain common shareholders. The demand letters allege that the Investment Manager and certain officers and trustees of the funds breached their fiduciary duties in connection with the redemption at par of a portion of the funds’ ARPS and demand that the boards of trustees take certain action to remedy those alleged breaches. After conducting an investigation, in August 2010 the independent trustees of each Fund rejected the demands made in the demand letters.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8. Subsequent Events
On September 1, 2010 the following monthly dividends were declared to shareholders, payable September 29, 2010 to shareholders of record on September 13, 2010:

Convertible & Income	$0.09 per common share
Convertible & Income II	$0.085 per common share

On October 1, 2010 the following monthly dividends were declared to shareholders, payable November 1, 2010 to shareholders of record on October 11, 2010:

Convertible & Income	$0.09 per common share
Convertible & Income II	$0.085 per common share

AGIC Convertible & Income Fund
32	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Fund Financial Highlights
For a common share outstanding throughout each period:

	Six Months ended August 31, 2010 (unaudited)
			Year ended
			February 28, 2010	February 28, 2009		February 29, 2008	February 28, 2007	February 28, 2006

Net asset value, beginning of period	$8.80		$4.80	$12.52		$14.84	$14.69	$16.07
Investment Operations:
Net investment income	0.60		1.07	1.56		1.62	1.66	1.51
Net realized and change in unrealized gain (loss) on investments and interest rate caps	(0.17)		4.02	(7.75)		(2.05)	0.55	(0.48)
Total from investment operations	0.43		5.09	(6.19)		(0.43)	2.21	1.03
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.01)		(0.01)	(0.17)		(0.39)	(0.34)	(0.25)
Net realized gain	—		—	—		—	(0.03)	(0.02)
Total dividends and distributions on preferred shares	(0.01)		(0.01)	(0.17)		(0.39)	(0.37)	(0.27)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.42		5.08	(6.36)		(0.82)	1.84	0.76
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.54)		(1.08)	(1.36)		(1.50)	(1.50)	(1.91)
Net realized gains	—		—	—		—	(0.19)	(0.23)
Total dividends and distributions to common shareholders	(0.54)		(1.08)	(1.36)		(1.50)	(1.69)	(2.14)
Net asset value, end of period	$8.68		$8.80	$4.80		$12.52	$14.84	$14.69
Market price, end of period	$9.25		$9.39	$4.05		$12.50	$16.08	$15.69
Total Investment Return (1)	4.43%		166.37%	(61.55)%		(13.63)%	14.60%	14.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$640,103		$644,408	$348,544		$895,043	$1,050,149	$1,017,779
Ratio of expenses to average net assets (2)	1.27	%(4)	1.39%	1.56	%(3)	1.26%	1.27%	1.28	%(3)
Ratio of net investment income to average net assets (2)	13.50	%(4)	14.21%	16.87%		11.26%	11.37%	10.03%
Preferred shares asset coverage per share	$69,824		$70,125	$49,406		$67,626	$74,981	$73,442
Portfolio turnover	21%		58%	62%		33%	67%	52%

(1)

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale of a common share at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Ratio of expenses to average net assets of common shareholders, excluding excise tax expense was 1.53% for the year ended February 28, 2009 and 1.26% for the year ended February 28, 2006.
(4)	Annualized.

AGIC Convertible & Income Fund
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AGIC Convertible & Income Fund II Financial Highlights
For a common share outstanding throughout each period:

	Six Months ended August 31, 2010 (unaudited)								For the period July 1, 2005 through February 28 2006*		Year ended June 30, 2005

			Year ended
			February 28, 2010	February 28, 2009		February 29, 2008		February 28, 2007

Net asset value, beginning of period	$8.02		$4.39	$12.38		$14.91		$14.70	$14.61		$15.18
Investment Operations:
Net investment income	0.55		0.98	1.55		1.70		1.69	1.04		1.59
Net realized and change in unrealized gain (loss) on investments and interest rate caps	(0.15)		3.80	(8.05)		(2.17)		0.61	0.58		(0.39)
Total from investment operations	0.40		4.78	(6.50)		(0.47)		2.30	1.62		1.20
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.01)		(0.01)	(0.20)		(0.45)		(0.38)	(0.17)		(0.21)
Net realized gain	—		—	—		—		(0.04)	(0.05)		(0.00)**
Total dividends and distributions on preferred shares	(0.01)		(0.01)	(0.20)		(0.45)		(0.42)	(0.2 2)		(0.21)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.39		4.77	(6.70)		(0.92)		1.88	1.40		0.99
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.51)		(1.14)	(1.29)		(1.61)		(1.42)	(1.05)		(1.42)
Net realized gains	—		—	—		—		(0.25)	(0.26)		(0.14)
Total dividends and distributions to common shareholders	(0.51)		(1.14)	(1.29)		(1.61)		(1.67)	(1.31)		(1.56)
Net asset value, end of period	$7.90		$8.02	$4.39		$12.38		$14.91	$14.70		$14.61
Market price, end of period	$8.64		$8.76	$3.73		$12.09		$15.42	$15.14		$14.74
Total Investment Return (1)	4.67%		174.62%	(63.34)%		(12.08)%		13.99%	12.10%		16.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$483,139		$487,130	$263,220		$753,359		$879,014	$850,769		$834,909
Ratio of expenses to average net assets (2)	1.29	%(4)	1.42%	1.71	%(3)	1.35	%(3)	1.34%	137	%(3)(4)	1.35%
Ratio of net investment income to average net assets (2)	13.46	%(4)	14.20%	17.26%		11.75%		11.56%	10.57	%(4)	9.79%
Preferred shares asset coverage per share	$69,081		$69,445	$49,015		$61,410		$68,493	$67,096		$66,319
Portfolio turnover	22%		58%	57%		34%		60%	33%		67%

AGIC Convertible & Income Fund
34	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 | See accompanying Notes to Financial Statements

AGIC Convertible & Income Fund II Financial Highlights
For a common share outstanding throughout each period:

*	During the period the Fund’s fiscal year-end changed from June 30 to February 28.
**	Less than $0.005 per common share.
(1)

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale of a common share at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)

Ratio of expenses to average net assets of common shareholders, excluding excise tax expense was 1.63% for the year ended February 28, 2009, 1.34% for the year ended February 29, 2008 and 1.35% for the period July 1, 2005 through February 28, 2006.

(4)	Annualized.

AGIC Convertible & Income Fund
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AGIC Convertible & Income Funds	Annual Shareholder Meeting Results/Changes to Board of Trustees/Proxy Voting and Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 21, 2010. Common/Preferred shareholders voted as indicated below:

Convertible & Income	Affirmative	Withheld Authority

Election of James A. Jacobson* – Class II to serve until 2011	10,563	102
Re-election of Hans W. Kertess – Class I to serve until 2013	64,989,435	2,087,322
Re-election of William B. Ogden, IV – Class I to serve until 2013	64,896,519	2,180,238
Election of Alan Rappaport* – Class I to serve until 2013	10,563	102

Messrs. Paul Belica and John C. Maney† continue to serve as Trustees of the Fund.

*	Preferred Shares Trustee
†	Interested Trustee

Convertible & Income II	Affirmative	Withheld Authority

Re-election of Paul Belica – Class I to serve until 2013	52,976,212	1,837,107
Election of James A. Jacobson* – Class II to serve until 2011	8,092	121
Re-election of William B. Ogden, IV – Class I to serve until 2013	53,015,204	1,798,115
Election of Alan Rappaport* – Class I to serve until 2013	8,092	121

Messrs. Hans W. Kertess and John C. Maney† continue to serve as Trustees of the Fund.

*	Preferred Shares Trustee
†	Interested Trustee

Changes to Board of Trustees:

Robert E. Connor served as Trustee of the Funds until his death on April 8, 2010.

Effective June 22, 2010, the Funds’ Board of Trustees appointed Alan Rappaport as a Trustee.

R. Peter Sullivan, III retired from the Funds’ Board of Trustees effective July 31, 2010.

Effective September 21, 2010, the Funds’ Board of Trustees appointed Bradford K. Gallagher as a Class II Trustee to serve until 2011.

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

AGIC Convertible & Income Fund
36	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Funds	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, annually approve the continuance of the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met in person on June 22-23, 2010 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements, should be approved for a one-year period commencing July 1, 2010.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with the contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the one year period ended March 31, 2010, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

AGIC Convertible & Income Fund
| 8.31.10 |	AGIC Convertible & Income Fund II Semi-Annual Report	37

AGIC Convertible & Income Funds	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common and preferred shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Funds compared to the their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

Convertible & Income:

The Trustees noted that the expense group for Convertible & Income provided by Lipper is small, consisting of a total of four leveraged closed-end funds, not including Convertible & Income. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $70 million to $548.2 million, and that all of the funds are smaller in asset size than the Convertible & Income. The Trustees also noted that Convertible & Income was ranked second out of four funds in the expense peer group for actual management fees and first out of four funds for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked fourth having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that Convertible & Income outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of six funds. The Trustees also noted that Convertible & Income was ranked four out of a peer group of five funds in performance for the three-year and five-year period ended March 31, 2010.

Convertible & Income II:

The Trustees noted that the expense group for Convertible & Income II provided by Lipper is small, consisting of a total of four leveraged closed-end funds, not including Convertible & Income II. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $70 million to $548.2 million, and that all of the funds except one is smaller in asset size than Convertible & Income II. The Trustees also noted that Convertible & Income II was ranked second out of four funds in the expense peer group for actual management fees and first out of four funds for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked fourth having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that Convertible & Income II outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of six funds. The Trustees also noted that Convertible & Income II was ranked five out of a peer group of five funds in performance for the three-year and five-year period ended March 31, 2010.

At the request of the Trustees, the Investment Manager and Sub-Adviser agreed to continue to provide performance information related to the Funds on a monthly basis.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts to continue to improve the Funds’ investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Adviser under the Agreements in light of the Fund’s ongoing performance at each quarterly Board meeting.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts,

AGIC Convertible & Income Fund
38	AGIC Convertible & Income Fund II Semi-Annual Report | 8.31.10 |

AGIC Convertible & Income Funds	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but the Trustees were advised by the Sub-Adviser that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Funds’ net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Funds’ use of leverage through preferred shares continues to be appropriate and in the interests of the respective Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

AGIC Convertible & Income Fund
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Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Bradford K. Gallagher	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
Alan Rappaport	Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC 1345 Avenue of the Americas New York, NY 10105

Sub-Adviser
Allianz Global Investors Capital LLC 600 West Broadway, 30th Floor San Diego, CA 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
BNY Mellon P.O. Box 43027 Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel
Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AGIC Convertible & Income Fund and AGIC Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase its common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

AZ603SA_083110

ITEM 2. CODE OF ETHICS

(a)	N/A

(b)	The CODE OF ETHICS PURSUANT TO SECTION 406 OF THE SARBANES-OXLEY ACT OF 2002 FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS (the “Code”) was updated to remove interested trustees from being subject to the Code, which is not required under Section 406 of the Sarbanes-Oxley Act of 2002. The Code also was updated to remove examples of specific conflict of interest situations and to add an annual certification requirement for covered Officers. In addition, the approval of ratification process for material amendments to the Code was clarified to include approval by a majority of the independent trustees. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-254-5197. The Investment Manager’s code of ethics is included as an exhibit Exhibit 99.CODE ETH hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

          Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

          Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

          Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

          Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

(a)	Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

          None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial and Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.3a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99 CODE ETH - Code of Ethics

(a) (2) Exhibit 99.302 Cert.- Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not Applicable

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AGIC Convertible & Income Fund

By	/s/ Brian S. Shlissel

President and Chief Executive Officer

Date	October 29, 2010

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date	October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

President and Chief Executive Officer

Date	October 29, 2010

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date	October 29, 2010